UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2014

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 29.2%
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.3%
Daimler Finance NA LLC, Senior Notes	0.920%	8/1/16	$1,050,000	$1,060,554	(a)(b)
Ford Motor Credit Co. LLC, Senior Notes	1.483%	5/9/16	1,020,000	1,035,367	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.777%	3/3/17	630,000	632,107	(a)(b)

Total Automobiles				2,728,028

Hotels, Restaurants & Leisure - 0.0%
Caesar’s Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	20,000	16,550
Caesar’s Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	20,000	16,137
Caesar’s Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	20,000	16,100

Total Hotels, Restaurants & Leisure				48,787

Media - 0.3%
NBCUniversal Enterprise Inc., Senior Notes	0.771%	4/15/16	570,000	571,503	(a)(b)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	20,000	21,250	(b)

Total Media				592,753

TOTAL CONSUMER DISCRETIONARY				3,369,568

CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	0.640%	2/1/19	710,000	711,397	(a)
Coca-Cola Co., Senior Notes	0.207%	3/5/15	200,000	199,986	(a)

Total Beverages				911,383

Food Products - 0.5%
Mondelez International Inc., Senior Notes	0.760%	2/1/19	1,090,000	1,092,139	(a)

TOTAL CONSUMER STAPLES				2,003,522

ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	90,000	91,800

Oil, Gas & Consumable Fuels - 2.8%
BP Capital Markets PLC, Senior Notes	0.773%	5/10/19	1,300,000	1,305,136	(a)
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	40,000	42,750
Devon Energy Corp., Senior Notes	0.771%	12/15/16	1,060,000	1,066,858	(a)
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	100,000	113,500
El Paso LLC, Senior Notes	7.250%	6/1/18	40,000	46,400
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	60,000	68,002	(a)
Pemex Project Funding Master Trust, Senior Notes	5.750%	3/1/18	960,000	1,079,520
Petrobras Global Finance BV, Senior Notes	3.112%	3/17/20	1,070,000	1,094,075	(a)
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	10,000	10,537
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.154%	4/10/19	1,000,000	1,003,359	(a)(b)

Total Oil, Gas & Consumable Fuels				5,830,137

TOTAL ENERGY				5,921,937

FINANCIALS - 15.0%
Banks - 9.0%
Bank of America Corp., Senior Notes	1.050%	3/22/16	1,540,000	1,551,815	(a)
Bank of America Corp., Senior Notes	1.105%	4/1/19	80,000	80,698	(a)
BB&T Corp., Senior Notes	1.091%	6/15/18	1,020,000	1,039,271	(a)
BNP Paribas SA, Senior Notes	0.820%	12/12/16	700,000	702,925	(a)
Citigroup Inc., Senior Notes	1.194%	7/25/16	360,000	363,637	(a)
Citigroup Inc., Senior Notes	4.450%	1/10/17	640,000	686,597
Citigroup Inc., Senior Notes	1.003%	4/8/19	530,000	532,263	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - 9.0% (continued)
Credit Agricole SA, Senior Notes	1.082%	10/3/16	$1,140,000	$1,152,164	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	500,000	573,876	(b)
HSBC Bank PLC, Senior Notes	0.874%	5/15/18	1,030,000	1,040,055	(a)(b)
HSBC USA Inc., Senior Notes	1.111%	9/24/18	790,000	804,710	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	550,000	538,312	(a)(c)
JPMorgan Chase & Co., Senior Notes	0.754%	2/15/17	1,600,000	1,609,562	(a)
Manufacturers & Traders Trust Co., Senior Bonds	0.611%	1/30/17	1,060,000	1,062,822	(a)
MUFG Union Bank NA, Senior Notes	0.984%	9/26/16	1,140,000	1,151,593	(a)
Nordea Bank AB, Senior Notes	0.592%	4/4/17	990,000	991,904	(a)(b)
Royal Bank of Canada, Senior Notes	0.563%	1/23/17	1,300,000	1,304,181	(a)
Svenska Handelsbanken AB, Senior Notes	0.722%	6/17/19	410,000	412,030	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/20/14	1,150,000	1,132,750	(a)(c)
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	1,240,000	1,270,511
Westpac Banking Corp., Senior Notes	0.976%	7/30/18	800,000	810,370	(a)

Total Banks				18,812,046

Capital Markets - 0.6%
Goldman Sachs Group Inc., Senior Notes	1.334%	11/15/18	1,250,000	1,275,005	(a)

Consumer Finance - 1.3%
American Express Co., Senior Notes	0.825%	5/22/18	1,130,000	1,139,765	(a)
PACCAR Financial Corp., Senior Notes	0.504%	2/8/16	390,000	390,958	(a)
Toyota Motor Credit Corp., Senior Notes	0.403%	1/23/15	1,030,000	1,030,756	(a)

Total Consumer Finance				2,561,479

Diversified Financial Services - 2.7%
General Electric Capital Corp., Senior Bonds	5.400%	2/15/17	1,860,000	2,048,654
General Electric Capital Corp., Senior Notes	0.884%	7/12/16	1,550,000	1,565,416	(a)
General Electric Capital Corp., Senior Notes	0.744%	1/14/19	760,000	765,406	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	160,563
Total Capital International SA, Senior Notes	0.803%	8/10/18	1,140,000	1,152,732	(a)

Total Diversified Financial Services				5,692,771

Insurance - 1.4%
Metropolitan Life Global Funding I, Secured Notes	0.614%	4/10/17	1,770,000	1,779,728	(a)(b)
Prudential Financial Inc., Senior Notes	1.014%	8/15/18	890,000	899,219	(a)
Prudential Holdings LLC, Senior Secured Notes	1.106%	12/18/17	197,143	198,741	(a)(b)

Total Insurance				2,877,688

TOTAL FINANCIALS				31,218,989

HEALTH CARE - 1.3%
Biotechnology - 0.4%
Amgen Inc., Senior Notes	0.835%	5/22/19	750,000	755,041	(a)

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	0.328%	2/27/17	700,000	699,735	(a)

Pharmaceuticals - 0.6%
AbbVie Inc., Senior Notes	0.997%	11/6/15	1,290,000	1,300,133	(a)

TOTAL HEALTH CARE				2,754,909

INDUSTRIALS - 2.1%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	0.249%	11/3/14	1,030,000	1,030,124	(a)
Rockwell Collins Inc., Senior Notes	0.581%	12/15/16	1,060,000	1,060,599	(a)

Total Aerospace & Defense				2,090,723

Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	15,975	18,591

Machinery - 0.5%
John Deere Capital Corp., Senior Notes	0.304%	1/12/15	1,050,000	1,050,405	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - 0.6%
Kansas City Southern de Mexico SA de CV, Senior Notes	0.935%	10/28/16	$1,150,000	$1,156,269	(a)

TOTAL INDUSTRIALS				4,315,988

INFORMATION TECHNOLOGY - 2.0%
IT Services - 0.7%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	98,735	(b)
International Business Machines Corp., Senior Notes	0.264%	7/29/15	1,360,000	1,360,747	(a)

Total IT Services				1,459,482

Software - 0.7%
Oracle Corp., Senior Notes	0.814%	1/15/19	1,550,000	1,565,092	(a)

Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	0.289%	5/3/16	1,230,000	1,230,996	(a)

TOTAL INFORMATION TECHNOLOGY				4,255,570

MATERIALS - 0.6%
Metals & Mining - 0.6%
Anglo American Capital PLC, Senior Notes	1.184%	4/15/16	400,000	402,534	(a)(b)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	360,000	408,370
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	430,000	468,724

Total Metals & Mining				1,279,628

Paper & Forest Products - 0.0%
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	30,000	34,500

TOTAL MATERIALS				1,314,128

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	0.620%	2/12/16	850,000	852,788	(a)
AT&T Inc., Senior Notes	1.148%	11/27/18	230,000	234,361	(a)
Verizon Communications Inc., Senior Notes	0.430%	3/6/15	750,000	750,289	(a)(b)
Verizon Communications Inc., Senior Notes	0.631%	6/9/17	1,080,000	1,084,301	(a)
Verizon Communications Inc., Senior Notes	1.981%	9/14/18	130,000	136,953	(a)

Total Diversified Telecommunication Services				3,058,692

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	1.230%	9/12/16	1,130,000	1,139,869	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	190,000	186,200

Total Wireless Telecommunication Services				1,326,069

TOTAL TELECOMMUNICATION SERVICES				4,384,761

UTILITIES - 0.7%
Electric Utilities - 0.6%
Duke Energy Corp., Senior Notes	0.612%	4/3/17	520,000	521,800	(a)
Duke Energy Indiana Inc., Secured Bonds	0.584%	7/11/16	520,000	522,472	(a)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	210,000	210,061

Total Electric Utilities				1,254,333

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	7.750%	10/15/15	68,000	72,420
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	97,429	109,851

Total Independent Power and Renewable Electricity Producers				182,271

TOTAL UTILITIES				1,436,604

TOTAL CORPORATE BONDS & NOTES (Cost - $60,421,037)				60,975,976

ASSET-BACKED SECURITIES - 29.1%
Access Group Inc., 2005-1 A2	0.340%	3/23/20	136,369	136,354	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 29.1% (continued)
Ally Auto Receivables Trust, 2014-SN1 A2B	0.356%	10/20/16	$700,000	$699,750	(a)
American Express Credit Account Master Trust, 2012-3 A	0.305%	3/15/18	2,020,000	2,021,098	(a)
American Express Issuance Trust II, 2013-2 A	0.585%	8/15/19	800,000	802,740	(a)
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.205%	7/25/32	840,817	822,838	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	0.855%	8/25/32	271,361	248,239	(a)
Apidos CDO, 2012-9A A	1.634%	7/15/23	500,000	498,600	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.734%	3/12/26	750,000	748,972	(a)(b)
Atrium CDO Corp., 5A A1	0.482%	7/20/20	444,379	443,149	(a)(b)
Bank of America Credit Card Trust, 2014-A1 A	0.535%	6/15/21	1,600,000	1,601,876	(a)
Bayview Financial Asset Trust, 2007-SR1A M1	0.955%	3/25/37	850,378	718,399	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.353%	12/26/19	839,806	838,110	(a)
Business Loan Express, 2001-2A A	0.735%	1/25/28	336,200	279,046	(a)(b)
Business Loan Express, 2002-1A A	0.705%	7/25/28	252,738	223,029	(a)(b)
Chase Issuance Trust, 2012-A9 A9	0.305%	10/16/17	950,000	950,491	(a)
Citibank Credit Card Issuance Trust, 2013-A1 A1	0.255%	4/24/17	1,000,000	999,785	(a)
Citibank Credit Card Issuance Trust, 2013-A4 A4	0.575%	7/24/20	1,560,000	1,569,831	(a)
Citibank Credit Card Issuance Trust, 2013-A7 A7	0.587%	9/10/20	800,000	803,678	(a)
Discover Card Execution Note Trust, 2013-A6 A6	0.605%	4/15/21	1,480,000	1,485,666	(a)
Dryrock Issuance Trust, 2014-1 A	0.515%	12/16/19	600,000	600,934	(a)
EFS Volunteer No. 2 LLC, 2012-1 A1	1.032%	7/26/27	1,269,136	1,279,836	(a)(b)
Ford Credit Auto Owner Trust, 2013-B A3	0.570%	10/15/17	810,000	810,901
Ford Credit Auto Owner Trust, 2014-B A3	0.900%	10/15/18	1,190,000	1,190,929
Ford Credit Floorplan Master Owner Trust, 2013-5 A2	0.625%	9/15/18	2,100,000	2,108,289	(a)
Ford Credit Floorplan Master Owner Trust, 2014-2 A	0.655%	2/15/21	1,100,000	1,105,457	(a)
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.505%	8/15/19	960,000	960,729	(a)
Golden Credit Card Trust, 2014-2A A	0.605%	3/15/21	360,000	360,160	(a)(b)
GSAMP Trust, 2006-SEA1 A	0.455%	5/25/36	547,548	542,623	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	0.707%	12/10/27	960,000	962,028	(a)(b)
Hertz Fleet Lease Funding LP, 2014-1 A	0.557%	4/10/28	1,280,000	1,280,446	(a)(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	960,000	975,552	(b)
Illinois Student Assistance Commission, 2010-1 A2	1.284%	4/25/22	1,278,916	1,293,585	(a)
Jamestown CLO Ltd., 2014-4A A1C	1.664%	7/15/26	250,000	249,360	(a)(b)
LCM Limited Partnership, 16A A	1.758%	7/15/26	250,000	250,000	(a)(b)
Lehman XS Trust, 2005-3 3A3B	5.500%	9/25/35	610,000	541,538
Mercedes-Benz Auto Receivables Trust, 2013-1 A3	0.780%	8/15/17	1,240,000	1,243,448
NCUA Guaranteed Notes, 2010-A1 A	0.509%	12/7/20	1,626,332	1,627,763	(a)
Nelnet Student Loan Trust, 2013-5A A	0.785%	1/25/37	1,528,044	1,534,205	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.704%	4/15/26	250,000	250,000	(a)(b)(d)
New Century Home Equity Loan Trust, 2004-2 M2	1.085%	8/25/34	941,218	886,621	(a)
NewMark Capital Funding, 2014-2A A1	1.674%	6/30/26	250,000	248,125	(a)(b)(d)
Northstar Education Finance Inc., 2005-1 A1	0.335%	10/28/26	50,478	50,278	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.580%	5/25/33	484,502	420,610	(a)
Ocean Trails CLO IV, 2013-4A X	1.234%	8/13/25	280,000	280,097	(a)(b)
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	0.958%	7/1/18	1,308,305	1,311,616
Renaissance Home Equity Loan Trust, 2003-1 A	1.015%	6/25/33	512,990	488,108	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.035%	8/25/33	481,362	455,104	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.655%	12/25/33	1,576,631	1,536,425	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	15,987	15,009
SACO I Trust, 2006-5 1A	0.455%	4/25/36	305,989	496,823	(a)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.534%	10/20/23	650,000	646,450	(a)(b)
Saxon Asset Securities Trust, 2003-1 M1	1.205%	6/25/33	475,616	443,614	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 29.1% (continued)
SLC Student Loan Trust, 2006-2 A5	0.331%	9/15/26	$2,560,000	$2,517,367	(a)
SLM Student Loan Trust, 2003-4 B	0.881%	6/15/38	1,205,059	1,134,988	(a)
SLM Student Loan Trust, 2004-04 A4	0.364%	1/25/19	424,888	424,513	(a)
SLM Student Loan Trust, 2005-5 B	0.484%	10/25/40	929,467	836,087	(a)
SLM Student Loan Trust, 2005-A A3	0.431%	6/15/23	1,120,000	1,087,556	(a)
SLM Student Loan Trust, 2007-2 A2	0.234%	7/25/17	164,336	164,011	(a)
SLM Student Loan Trust, 2008-6 A3	0.984%	1/25/19	1,320,000	1,330,082	(a)
SLM Student Loan Trust, 2011-B A1	1.005%	12/16/24	341,321	342,946	(a)(b)
SLM Student Loan Trust, 2012-05 A1	0.355%	11/25/16	121,664	121,659	(a)
SLM Student Loan Trust, 2012-A A1	1.555%	8/15/25	549,746	556,815	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.255%	12/15/21	237,344	238,245	(a)(b)
SLM Student Loan Trust, 2012-C A1	1.255%	8/15/23	363,039	365,674	(a)(b)
SLM Student Loan Trust, 2012-D A2	2.950%	2/15/46	1,520,000	1,573,301	(b)
SLM Student Loan Trust, 2013-A A1	0.755%	8/15/22	319,581	320,256	(a)(b)
SMART Trust, 2014-1US A2B	0.456%	7/14/16	600,000	600,278	(a)
SMB Private Education Loan Trust, 2014-A A1	0.650%	9/15/21	1,950,000	1,954,095	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.593%	10/20/26	500,000	496,250	(a)(b)(d)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.835%	1/25/34	118,169	103,110	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.835%	1/25/33	390,342	381,961	(a)
Venture CDO Ltd., 2013-13A AX	1.430%	6/10/25	650,000	646,655	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.868%	4/15/26	880,000	875,546	(a)(b)
Volkswagen Auto Lease Trust, 2014-A A2B	0.366%	10/20/16	1,566,309	1,567,150	(a)
World Omni Automobile Lease Securitization Trust., 2013-A A2B	0.475%	5/16/16	933,159	934,198	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $60,970,505)				60,911,057

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.3%
American Home Mortgage Assets, 2006-4 1A12	0.365%	10/25/46	2,766,929	1,919,651	(a)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.497%	3/25/33	36,695	37,023	(a)
Bear Stearns Alt-A Trust, 2005-02 1A1	0.655%	3/25/35	364,196	355,783	(a)
Bear Stearns ARM Trust, 2004-12 1A1	2.826%	2/25/35	415,662	384,123	(a)
Bear Stearns ARM Trust, 2006-04 1A1	2.602%	10/25/36	211,067	184,180	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	1.255%	10/25/33	1,155,270	1,074,260	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.455%	8/25/35	9,469	8,787	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.445%	10/25/35	31,834	29,510	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.355%	1/25/36	13,441	12,438	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.385%	7/25/36	74,318	65,448	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	0.955%	3/15/29	440,000	440,708	(a)(b)
Commercial Mortgage Trust, 2014-SAVA A	1.305%	6/15/34	1,010,000	1,010,492	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	865,051	892,526
Countrywide Alternative Loan Trust, 2005-62 1A1	0.455%	12/25/35	1,275,420	1,096,235	(a)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.555%	9/25/37	1,389,556	977,623	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-37 2A1	2.447%	9/25/33	423,093	425,374	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.605%	6/25/34	423,456	394,293	(a)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.705%	2/25/48	204,793	204,911	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.856%	12/29/45	737,991	740,061	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.036%	6/1/28	145,090	147,453	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.3% (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.505%	11/15/40	$577,486	$577,591	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	3.982%	1/25/28	289,414	307,203	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.301%	3/25/42	1,838,756	1,914,695	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A	3.184%	8/25/43	1,773,650	1,868,087	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.631%	3/25/27	342,480	337,646	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.455%	10/25/35	213,474	213,853	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.555%	8/25/33	487,928	489,586	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.069%	8/25/42	1,637,932	1,703,561	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.555%	5/25/42	225,021	226,459	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.611%	6/25/30	421,364	433,767	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.655%	2/20/61	580,263	582,090	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.556%	3/20/63	955,993	954,240	(a)
Government National Mortgage Association (GNMA), 2013-H22 FB	0.856%	8/20/63	4,614,946	4,668,456	(a)
GS Mortgage Securities Corp. II, 2000-1A A	0.856%	3/20/23	296,995	287,248	(a)(b)
HarborView Mortgage Loan Trust, 2004-2 2A1	0.676%	6/19/34	619,841	586,115	(a)
IMPAC CMB Trust, 2003-8 1A2	1.155%	10/25/33	46,109	44,158	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	0.955%	11/25/34	200,398	200,251	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.658%	10/25/35	1,185,008	1,033,734	(a)
JPMorgan Alternative Loan Trust, 2007-S1 A1	0.435%	4/25/47	873,536	806,724	(a)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.065%	9/15/29	190,163	2,709	(a)(b)(e)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.567%	10/15/35	697,515	29,728	(a)(e)
Morgan Stanley Capital I, 2011-C1 A1	2.602%	9/15/47	282,819	286,503	(b)
NCUA Guaranteed Notes, 2011-R1 1A	0.607%	1/8/20	482,833	485,290	(a)
New York Mortgage Trust Inc., 2005-2 A	0.485%	8/25/35	656,882	620,989	(a)
Residential Accredit Loans Inc., 2003-QA1 A1	0.835%	12/25/33	896,120	841,476	(a)
Residential Accredit Loans Inc., 2004-QS16 1A1	5.500%	12/25/34	768,259	783,238
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	12,993	14,747
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	17,557	16,889
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.555%	5/25/34	302,320	284,543	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.605%	11/25/33	313,934	303,799	(a)
Sequoia Mortgage Trust, 2002-9 2A	1.961%	9/20/32	375,233	363,923	(a)
Sequoia Mortgage Trust, 2003-2 A1	0.816%	6/20/33	283,816	276,746	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN2 M2	4.405%	11/25/23	900,000	962,357	(a)
Structured ARM Loan Trust, 2004-01 2A	0.465%	2/25/34	190,108	172,477	(a)
Structured ARM Loan Trust, 2004-02 1A1	2.859%	3/25/34	463,552	468,798	(a)
Structured Asset Mortgage Investments Inc., 2003-CL1 1F2	0.755%	7/25/32	508,281	476,351	(a)
Structured Asset Securities Corp., 1998-03 M1	1.155%	3/25/28	658,989	644,527	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.3% (continued)
Structured Asset Securities Corp., 1998-08 M1	1.095%	8/25/28	$1,005,547	$995,759	(a)
Structured Asset Securities Corp., 2002-11A 1A1	1.898%	6/25/32	49,020	49,297	(a)
Structured Asset Securities Corp., 2002-18A 1A1	2.743%	9/25/32	63,334	63,778	(a)
Structured Asset Securities Corp., 2005-RF3 2A	3.379%	6/25/35	1,140,443	1,027,811	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.055%	3/25/44	168,405	153,893	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.665%	8/20/35	765,188	670,537	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	1.305%	6/25/33	743,182	729,808	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-10 4CB3	0.755%	12/25/35	1,242,448	990,096	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-4 CB9	0.555%	6/25/35	1,283,732	990,550	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.078%	8/25/46	1,288,741	897,771	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.098%	7/25/46	2,339,713	2,031,676	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	2.613%	11/25/34	1,136,829	1,146,007	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $45,824,750)				44,418,416

MORTGAGE-BACKED SECURITIES - 3.0%
FHLMC - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	1.995%	6/1/43	1,081,999	1,084,608	(a)

FNMA - 2.5%
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	3,852,317	3,972,598
Federal National Mortgage Association (FNMA)	1.910%	4/1/33	284,520	302,379	(a)
Federal National Mortgage Association (FNMA)	6.282%	9/1/37	914,901	972,997	(a)

Total FNMA				5,247,974

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,357,557)				6,332,582

MUNICIPAL BONDS - 0.9%
Rhode Island State Student Loan Authority Revenue, Taxable - Libor Floating Rate Notes, FFELP Loan Backed (Cost - $1,960,773)	0.856%	10/2/28	1,960,773	1,962,636	(a)(b)

SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Aramark Corp., Extented Synthetic LOC 2	3.650%	7/26/16	37,569	37,404	(f)(g)
Aramark Corp., USD Term Loan F	3.250%	2/24/21	570,997	565,070	(f)(g)

Total Hotels, Restaurants & Leisure				602,474

Media - 0.3%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	690,131	686,968	(f)(g)

TOTAL CONSUMER DISCRETIONARY				1,289,442

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., New 2018 Extended Term Loan	3.655%	3/23/18	395,228	391,605	(f)(g)

TOTAL SENIOR LOANS (Cost - $1,661,867)				1,681,047

SOVEREIGN BONDS - 0.9%
Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	1,030,000	1,061,415	(b)

Mexico - 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	720,000	833,400

TOTAL SOVEREIGN BONDS (Cost - $1,895,575)				1,894,815

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.9%
U.S. Government Agencies - 8.9%
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.687%	8/1/29	$33,677	$34,899	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.352%	8/1/32	179,750	180,947	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.600%	8/1/32	29,333	29,500	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.320%	12/1/26	67,298	71,715	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.437%	7/1/29	143,787	153,062	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.526%	7/1/29	67,768	72,271	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.100%	7/1/33	494,147	519,066	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.460%	8/1/25	42,998	43,532	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	5.000%	12/1/30	37,670	37,990	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,304	2,597
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.330%	12/1/23	97,943	103,253	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	1.910%	2/1/24	42,588	43,024	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.151%	4/1/26	173,918	183,446	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.255%	6/1/29	480,952	509,216	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.493%	7/1/29	211,558	226,921	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.445%	3/1/31	83,863	89,122	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.325%	5/1/31	3,909	3,936	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.502%	3/1/33	1,348,835	1,451,374	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.344%	10/1/33	198,343	208,999	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.461%	5/1/33	534,985	571,162	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.424%	7/1/27	40,687	41,154	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	3.070%	12/1/30	55,478	55,557	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.476%	2/1/31	510,491	541,127	(a)
Federal National Mortgage Association (FNMA), Five Year CMT ARM	4.848%	5/1/30	236,912	240,529	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.352%	11/1/18	72,527	76,505	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.175%	4/1/20	6,482	6,508	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.280%	7/1/21	32,876	33,013	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.395%	8/1/22	19,819	21,254	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - 8.9% (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.579%	7/1/23	$43,336	$43,702	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.677%	8/1/23	21,203	21,370	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.489%	2/1/24	86,728	92,752	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.203%	4/1/25	253,179	267,463	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.267%	12/1/25	40,020	42,230	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.484%	1/1/27	103,529	110,465	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.478%	7/1/27	175,278	176,498	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.615%	8/1/27	74,694	75,899	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.200%	2/1/28	24,412	24,503	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.332%	3/1/28	54,153	54,414	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.499%	2/1/29	162,993	175,250	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.478%	8/1/29	277,426	294,396	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	11/1/29	188,265	189,980	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.515%	1/1/30	141,273	142,645	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.638%	12/1/30	453,585	487,180	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.360%	1/1/31	159,200	160,046	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.237%	2/1/31	149,776	151,486	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.395%	3/1/31	78,585	82,962	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.174%	4/1/31	235,237	236,662	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.211%	4/1/31	52,437	53,025	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.355%	7/1/31	79,528	80,792	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	9/1/31	67,950	68,422	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.400%	9/1/31	3,802	3,819	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.655%	10/1/31	141,347	141,969	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.125%	6/1/32	55,182	55,418	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.455%	7/1/32	313,045	316,015	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.123%	9/1/32	257,011	259,656	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.327%	12/1/32	309,073	312,896	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	1/1/33	134,166	135,397	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.415%	1/1/33	233,929	236,159	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - 8.9% (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.381%	5/1/33	$421,077	$450,317	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.095%	8/1/32	191,315	192,773	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	1.530%	12/1/20	176,391	177,650	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.325%	6/1/24	6,898	6,931	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.170%	7/1/24	188,844	195,651	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.060%	9/1/24	166,799	167,815	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.090%	9/1/24	513,803	532,485	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.750%	11/1/31	62,759	62,951	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.911%	1/1/33	245,255	246,089	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.925%	5/1/33	783,447	826,643	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.930%	6/1/33	488,144	515,349	(a)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	3.578%	6/1/30	630,669	658,593	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	2/20/16	20,862	20,948	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	6/20/17	46,799	47,725	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	9/20/20	239,457	246,136	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.500%	3/20/21	63,904	65,690	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	3/20/21	93,422	96,525	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	6/20/22	550,153	569,735	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	8/20/22	142,981	146,468	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	10/20/22	347,677	356,260	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	11/20/22	200,319	205,300	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	12/20/22	72,302	74,111	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/23	121,939	126,437	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	1/20/24	91,565	93,944	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	3/20/24	202,613	210,218	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/26	124,292	127,956	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	9/20/27	223,842	231,969	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	10/20/27	247,602	257,190	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	4/20/32	296,600	308,436	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/32	100,240	104,248	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - 8.9% (continued)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	7/20/32	$695,785	$722,324	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	8/20/32	426,800	444,139	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	9/20/32	89,898	93,551	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $18,239,457)				18,627,707

			SHARES
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Tropicana Entertainment Inc.			17,545	301,950	*

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			886	25,116	*(d)(e)

TOTAL COMMON STOCKS (Cost - $311,763)				327,066

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $197,643,284)				197,131,302

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreements - 5.5%
State Street Bank & Trust Co. repurchase agreement dated 8/29/14; Proceeds at maturity - $11,500,000; (Fully collateralized by U.S. Treasury Bonds, 8.000% due 11/15/21; Market Value - $11,730,346) (Cost - $11,500,000)	0.000%	9/2/14	$11,500,000	11,500,000

TOTAL INVESTMENTS - 99.8% (Cost - $209,143,284#)				208,631,302
Other Assets in Excess of Liabilities - 0.2%				380,179

TOTAL NET ASSETS - 100.0%				$209,011,481

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$60,975,976	—	$60,975,976
Asset-backed securities	—	60,911,057	—	60,911,057
Collateralized mortgage obligations	—	44,418,416	—	44,418,416
Mortgage-backed securities	—	6,332,582	—	6,332,582
Municipal bonds	—	1,962,636	—	1,962,636
Senior loans	—	1,681,047	—	1,681,047
Sovereign bonds	—	1,894,815	—	1,894,815
U.S. government & agency obligations	—	18,627,707	—	18,627,707
Common stocks:
Consumer discretionary	$301,950	—	—	301,950
Industrials	—	—	$25,116	25,116

Total long-term investments	$301,950	$196,804,236	$25,116	$197,131,302

Short-term investments†	—	11,500,000	—	11,500,000

Total investments	$301,950	$208,304,236	$25,116	$208,631,302

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Schedule of Investments (unaudited) (continued)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,365,144
Gross unrealized depreciation	(2,877,126)

Net unrealized depreciation	$(511,982)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 23, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 23, 2014